8. Share-based payments (Details 3) - Nonemployee common stock warrants -- Fully-vested upon issuance [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Volatility	144.00%
Risk-free interest rate	1.50%
Expected life (years)	3 years
Dividend yield	$ 0
Minimum [Member]
Volatility		102.00%	121.00%
Risk-free interest rate		0.50%	1.40%
Expected life (years)		1 year	3 years
Maximum [Member]
Volatility		272.00%	173.00%
Risk-free interest rate		1.50%	1.60%
Expected life (years)		5 years	4 years